Inventories	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventories	4. Inventories: The amounts shown in the consolidated balance sheets are analyzed as follows:
	December 31, 2022	June 30, 2023
Lubricants	$15,863	$14,917
Bunkers	51,299	50,102
Total	$67,162	$65,019